PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Amount committed for the acquisition of property, plant and equipment	$ 542,230	$ 1,200,111